Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Net sales	$ 31,305	$ 30,386	$ 26,682
Cost of sales	(28,631)	(25,263)	(22,782)
Gross profit	2,674	5,123	3,900
Selling expenses	(389)	(268)	(267)
Salaries and related costs	(2,983)	(2,627)	(2,526)
Research and development expenses	(366)	(396)	(312)
Administration and general expenses	(2,964)	(2,402)	(2,492)
Other income	728	165	118
Gain from liquidation of subsidiary			1,448
Gain on disposal of property plant and equipment	3,595	2	14
Loss from operations	295	(403)	(117)
Interest income	64	7	7
Interest expense	(136)	(68)	(87)
Foreign exchange loss	(444)	(261)	(703)
Loss before income taxes	(221)	(725)	(900)
Income tax expense		(29)	(2)
Net loss	(221)	(754)	(902)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net of tax	257	62	353
Comprehensive loss	$ 36	$ (692)	$ (549)
Net loss per share
Weighted average number of shares outstanding basic and diluted	5,246,903	5,246,903	5,246,903
Net loss per share - basic and diluted	$ (0.04)	$ (0.14)	$ (0.17)